Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025	Dec. 31, 2024 USD ($)	Sep. 30, 2024 EUR (€)
Debt Instrument [Line Items]
Total	$ 4,178			$ 5,361
Debt issuance cost, net	(25)			(35)
Total debt principal	4,203			5,396
Secured Debt
Debt Instrument [Line Items]
Principal	118			208
Current portion of long-term debt	118			208
Debt issuance cost, net	0			0
Senior Notes
Debt Instrument [Line Items]
Principal	2,675			4,068
Debt issuance cost, net	(18)			(18)
Total	2,657			4,050
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	4,085			5,188
Debt issuance cost, net	(25)			(35)
Long-term debt, Total	$ 4,060			5,153
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	4.125%	4.125%	4.125%
Principal	$ 0			750
Debt issuance cost, net	0			(2)
Total	$ 0			748
3.500% Senior Secured Euro Notes due June 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	3.50%	3.50%
Principal	$ 0			779
Debt issuance cost, net	0			(2)
Total	$ 0			777
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	6.25%	6.25%
Principal	$ 0	€ 750		750
Debt issuance cost, net	0			(2)
Total	$ 0			748
2.375% Senior Secured Euro Notes due April 2028 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	2.375%	2.375%
Principal	$ 588	€ 500		519
Debt issuance cost, net	(2)			(2)
Total	$ 586			517
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	5.25%	5.25%
Principal	$ 750			750
Debt issuance cost, net	(3)			(4)
Total	$ 747			746
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	4.25%	4.25%			4.25%
Principal	$ 588	€ 500		519	€ 500
Debt issuance cost, net	(6)			(6)
Total	$ 581			513
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	5.75%	5.75%
Principal	$ 750	€ 750		0
Debt issuance cost, net	(8)			0
Total	742			0
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal	118			208
Long-term debt, Total	118			208
Debt issuance cost, net	0			0
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal	235			623
Debt issuance cost, net	(1)			(5)
Long-term debt, Total	234			619
Euro Term Loan Facilities due September 2030 | Term loan
Debt Instrument [Line Items]
Principal	1,175			0
Debt issuance cost, net	(6)			0
Long-term debt, Total	1,169			0
Revolving Credit Facility A due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Principal	0			163
Debt issuance cost, net	0			(6)
Long-term debt, Total	0			157
Revolving Credit Facility B due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Principal	0			334
Debt issuance cost, net	0			(6)
Long-term debt, Total	$ 0			$ 328